Deposits and obligations - Summary of deposits and obligations (Parenthetical) (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deposits and Obligations [Abstract]
Deposits and obligations covered by Peruvian Deposit Insurance Fund	S/ 10,725,904,000	S/ 9,734,215,000